Commitments and Contingencies - Narrative part 2 (Details) $ in Millions			6 Months Ended	12 Months Ended
	Jul. 25, 2014 item	Dec. 23, 2013 USD ($)	Jun. 30, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
DISH Network L.L.C. | Do Not Call Litigation
Loss contingencies
Claim amount		$ 270		$ 270
Claim amount from state plaintiff			$ 23,500
DISH Network L.L.C. | Do Not Call Litigation | Maximum
Loss contingencies
Claim amount from federal plaintiff			$ 900
LightSquared transaction shareholder derivative actions
Loss contingencies
Number of shareholders who filed lawsuits | item			5	5
Number of claims asserted by Jacksonville PFPF | item	5
LightSquared transaction shareholder derivative actions | Mr. Ergen
Loss contingencies
Number of claims asserted by Jacksonville PFPF | item	3
LightSquared transaction shareholder derivative actions | Director Defendants
Loss contingencies
Number of claims asserted by Jacksonville PFPF | item	1
CALIFORNIA | Do Not Call Litigation
Loss contingencies
Claim amount from state plaintiff			$ 100
CALIFORNIA | DISH Network L.L.C. | Do Not Call Litigation
Loss contingencies
Claim amount				$ 100
OHIO | Do Not Call Litigation
Loss contingencies
Claim amount from state plaintiff			10
OHIO | DISH Network L.L.C. | Do Not Call Litigation
Loss contingencies
Claim amount				$ 10
Illinois And North Carolina [Member] | Do Not Call Litigation
Loss contingencies
Claim Amount Minimum That Would Not Raise Constitutional Concerns			$ 1,000